NOTE RECEIVABLE	9 Months Ended
Jan. 31, 2022
Receivables [Abstract]
NOTE RECEIVABLE

NOTE 8: NOTE RECEIVABLE

On July 21, 2021, the Company entered into a Convertible Loan Agreement with PlaySight Interactive Ltd (the “Borrower”) wherein the Company granted the Borrower a line of credit with a six-month maturity date. Any borrowings under the line of credit bear interest at a rate of 15% per annum.

On July 26, 2021, the Company issued $300,000 to the Borrower under the line of credit. On August 26, 2021 and October 5, 2021, the Company issued an additional $700,000 and $400,000, respectively, to the Borrower under the line of credit. On November 17, 2021, December 7, 2021, and January 14, 2022, the Company issued an additional $300,000, $300,000, and $250,000, respectively, to the Borrower under the line of credit.

As of January 31, 2022, the total note receivable balance was $2,250,000. Interest income related to the note receivable for the three and nine months ended January 31, 2022 amounted to $70,130 and $105,349, respectively, which is included in interest expense, net on the consolidated statement of operations.